Workers Compensation	12 Months Ended
Aug. 31, 2019
Workers Compensation
Note 6: Workers Compensation

The Company has two workers compensation programs in effect during the years ended August 31, 2019 and 2018. The Everest program covered corporate and worksite employees from July 1, 2017 until June 30, 2018 and the SUNZ program covered corporate and worksite employees since July 1, 2018. The following table summarizes the workers’ compensation deposit for the years ended August 31, 2019 and 2018:

	Everest Program	SUNZ Program	Total
Workers’ Comp Deposit at August 31, 2017	$2,335,000	-	$2,335,000
Premiums paid	(819,000)	-	(819,000)
Paid in deposits	-	2,386,000	2,386,000
Claim losses	-	(28,000)	(28,000)
Workers’ Comp Deposit at August 31, 2018	$1,516,000	2,358,000	$3,874,000
Premiums paid	(144,000)	-	(144,000)
Paid in deposits	-	7,730,000	7,730,000
Claim losses	(149,000)	(1,850,000)	(1,999,000)
Deposit refund	(1,223,000)	-	(1,223,000)
Workers’ Comp Deposit at August 31, 2019	$-	8,238,000	$8,238,000
Less Current Amount	-	(1,957,000)	(1,957,000)
Long Term Balance at August 31, 2019	$-	6,281,000	$6,281,000

The following table summarizes the accrued workers’ compensation liability for the years ended August 31, 2019 and 2018:

	Everest Program	SUNZ Program	Total
Workers’ Comp Liability at August 31, 2017	-	-	-
Claim loss development	$572,000	662,000	$1,234,000
Paid in losses	-	(28,000)	(28,000)
Workers’ Comp Liability at August 31, 2018	$572,000	634,000	$1,206,000
Claim loss development	-	7,129,000	7,129,000
Paid in losses	(149,000)	(1,850,000)	(1,999,000)
Workers’ Comp Liability at August 31, 2019	$423,000	5,913,000	$6,336,000
Less Current Amount	(159,000)	(1,798,000)	(1,957,000)
Long Term Balance at August 31, 2019	$264,000	4,115,000	$4,379,000